Trade and Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Receivables	₩ 6,523,344	₩ 6,793,397
Other receivables [member]
Disclosure of financial assets [line items]
Loans	88,476	84,682
Receivables	2,612,753	3,000,849
Accrued income	10,171	12,186
Refundable deposits	370,481	391,458
Loans receivable	54,952	34,273
Finance lease receivables	22,230	20,526
Others	21,757	21,478
Less Allowance for doubtful accounts	(93,822)	(84,372)	₩ (141,616)	₩ (250,842)
Other receivables	₩ 3,086,998	₩ 3,481,080